CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jul. 02, 2011
Current assets:
Cash and cash equivalents	$ 401.1	$ 395.4
Short-term investments	320.5	297.4
Restricted cash	31.1	35.9
Accounts receivable, net (Note 6)	305.8	334.0
Inventories, net	174.5	171.2
Prepayments and other current assets	77.2	70.2
Total current assets	1,310.2	1,304.1
Property, plant and equipment, net	252.9	248.9
Goodwill	68.7	67.4
Intangibles, net	178.8	275.4
Long-term investments	1.3	2.9
Other non-current assets	57.6	52.0
Total assets	1,869.5	1,950.7
Current liabilities:
Accounts payable	117.6	145.4
Accrued payroll and related expenses	68.6	76.7
Income taxes payable	20.7	21.5
Deferred revenue	81.2	83.5
Accrued expenses	35.3	50.5
Short-term debt	292.8
Other current liabilities	37.9	41.0
Total current liabilities	654.1	418.6
Long-term debt		285.8
Other non-current liabilities	176.6	180.9
Commitments and contingencies (Note 18)
Stockholders' equity:
Preferred Stock, $0.001 par value; 1 million shares authorized; 1 share at June 30, 2012 and July 2, 2011, issued and outstanding
Common Stock, $0.001 par value; 1 billion shares authorized; 232 million shares at June 30, 2012 and 228 million shares at July 2, 2011, issued and outstanding	0.2	0.2
Additional paid-in capital	69,695.7	69,641.4
Accumulated deficit	(68,664.6)	(68,609.0)
Accumulated other comprehensive income	7.5	32.8
Total stockholders' equity	1,038.8	1,065.4
Total liabilities and stockholders' equity	$ 1,869.5	$ 1,950.7